SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
	Year Ended December 31
	2019	2018	2017
Supplementary information
Interest paid	$-	$-	$21,066
Non-Cash Financing and Investing Activities
Shares issued to pay credit facility	$-	$-	$900,000
Shares issued on acquisition of mineral property	$-	$-	$96,200
Bonus shares and shares	$115,000	$-	$190,320
Shares for services	$241,003	$-	$-
Shares issued to settle debt	$43,030	$-	$386,527
Shares issued recorded as prepaid expenses	$35,000	$-	$-
Subscriptions receivable	$30,497	$-	$-
Warrants issued for mineral property	$-	$181,944	$-
Depreciation included in mineral property	$3,487	$27,387	$216,653
Equipment expenditures included in accounts payable	$472,213	$489,890	$580,634
Fair value loss/gain on marketable securities	$-	$12,160	$12,160
Mineral property expenditures included in accounts payable	$1,252,796	$1,067,747	$753,248
Share-based payments capitalized in mineral properties	$119,028	$205,057	$227,979
Reclassification of contributed surplus on exercise of options	$153,845	$15,350	$14,567
Reclassification of contributed surplus on exercise of warrants	$28,478	$132,453	$10,650